Group income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Consolidated operations
Consolidated sales revenue	$ 26,667	$ 29,775
Net operating costs (excluding items disclosed separately)	(17,535)	(17,202)
Impairment charges	(1,175)	0
Exploration and evaluation expenditure (net of profit relating to interests in undeveloped projects)	(710)	(367)
Operating profit	7,247	12,206
Share of profit after tax of equity accounted units	431	468
Profit before finance items and taxation	7,678	12,674
Finance items
Net exchange gains on external and intragroup net debt balances	103	387
Net gains/(losses) on derivatives not qualifying for hedge accounting	32	(205)
Finance income	245	17
Finance costs	(536)	(55)
Amortisation of discount on provisions	(592)	(503)
Net finance income (expense)	(748)	(359)
Profit before taxation	6,930	12,315
Taxation	(1,983)	(2,867)
Profit after tax for the period	4,947	9,448
– attributable to owners of Rio Tinto (net earnings)	5,117	8,943
– attributable to non-controlling interests	$ (170)	$ 505
Basic earnings per share (in USD per share)	$ 3.157	$ 5.523
Diluted earnings per share (in USD per share)	$ 3.139	$ 5.490

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.